SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
IT system	$ 62,597	$ 62,948
Less: accumulated amortization	(23,473)	(17,311)
Intangible assets, net	$ 39,124	$ 45,637